Financial Assets and Financial Liabilities - Summary of Carrying Amount of Monetary Assets (Details) - Currency Risk - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Cash And Cash Equivalents [Line Items]
Total	€ 213,913	€ 176,376
USD Bank Accounts
Disclosure Of Cash And Cash Equivalents [Line Items]
Total	€ 213,913	€ 176,376